Stockholders' Deficit (Details 7) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended																																						12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Sep. 30, 2012 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Third Party [Member] Maximum [Member]	Dec. 31, 2010 Third Party [Member] Minimum [Member]	Dec. 31, 2010 Related Party [Member]	Dec. 31, 2010 Conversion Of Preferred Stock To Common Stock [Member]	Dec. 31, 2010 Conversion Of Convertible Debt [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Maximum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Minimum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member] Maximum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member] Minimum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Related Party [Member]	Dec. 31, 2010 Future Services [Member] Third Party [Member] Maximum [Member]		Dec. 31, 2010 Future Services [Member] Third Party [Member] Minimum [Member]	Dec. 31, 2010 Contract Settlement In Connection With Lawsuit [Member]		Dec. 31, 2010 Extension Of Debt Maturity Date [Member]	Dec. 31, 2010 Extension Of Debt Maturity Date [Member] Maximum [Member]		Dec. 31, 2010 Extension Of Debt Maturity Date [Member] Minimum [Member]	Dec. 31, 2010 Unsecured Debt Offering Additional Interest Expense [Member]	Dec. 31, 2010 Reverse Recapitalization [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member] Maximum [Member]	Dec. 31, 2010 Convertible Debt [Member] Minimum [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Conversion Of Convertible Debt [Member]	Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member]		Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member] Third Party [Member]		Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Common Stock and Warrants [Member]	Dec. 31, 2011 Common Stock [Member] Future Services [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Future Services [Member] Third Party [Member]		Dec. 31, 2010 Common Stock [Member] Contract Settlement In Connection With Lawsuit [Member]		Dec. 31, 2010 Common Stock [Member] Extension Of Debt Maturity Date [Member]		Dec. 31, 2010 Common Stock [Member] Unsecured Debt Offering Additional Interest Expense [Member]	Dec. 31, 2010 Common Stock [Member] Reverse Recapitalization [Member]	Dec. 31, 2011 Common Stock [Member] Convertible Debt [Member]	Dec. 31, 2010 Common Stock [Member] Convertible Debt [Member]
Settlement of accounts payable and accrued expenses (1)	23,530	0															433,400	[1]					1,191,064	[2]					358,077																			26,421	11,765		10,606	[1]	4,901	[2]	8,426	4,904	4,706	12,407	[3]	602	[4]	153	[5]	59	30,672
Conversion to common stock															$ 0	$ 1,033,500																								$ (25,107)	$ 4,268,857	$ 1,033,500																								$ 299	$ 9
Conversion of preferred stock, quantity					19,608
Conversion of debt, quantity																9,070																										9,070								9,070																298,897
Balance (in shares)																																													712,870	139,595	30,589
Proceeds from issuance of common stock and warrants		1,660,760	500,000	875,000	1,503,569
Stock Issued During Period Value New Issues Total					17,334,773																												100,000	[6]	95,500				30,500
Stock Issued During Period Price Per Share Reverse Recapitalization																																								$ 0
Stock Issued During Period Price Per Share Conversion Of Preferred Stock															$ 0.85
Stock Issued During Period Per Share Conversion Of Convertible Securities																																											$ 569.50	$ 42.50
Stock Issued During Period Price Per Share Settlement Of Accounts Payable One																			$ 357.00	[1]	$ 42.50	[1]
Stock Issued During Period Price Per Share Settlement Of Accounts Payable Two																									$ 467.50	[2]	$ 42.50	[2]
Stock Issued During Period Price Per Share Settlement Of Accounts Payable Officer																													$ 42.50
Stock Issued During Period Per Share Cash and Warrants								$ 425.00			$ 229.50
Stock Issued During Period Price Per Share Services Rendered												$ 986.00	$ 42.50
Stock Issued During Period Price Per Share Services Rendered Officer														$ 450.50
Stock Issued During Period Price Per Share Services Prepaid Stock Compensation																														$ 986.00	[3]	$ 51.00
Stock Issued During Period Price Per Share Contract Settlement																																	$ 170.00
Stock Issued During Period Price Per Share Debt Maturity Date																																				$ 977.50	[7]	$ 518.50
Stock Issued During Period Price Per Share Secured Debt Offering																																							$ 518.50
Services - rendered, valuation					4,554,615
Services - rendered - officers (bonus), valuation					5,300,000
Services - prepaid stock compensation (5), valuation					$ 2,734,548	[3]
Total, range of value per share							$ 27.54	$ 986.00	$ 2.98	$ 0.00	$ 0.85

[1]	(1) Settlement of Accounts Payable and Loss on Settlement - Of the total shares issued to settle accounts payable, the Company issued 10,505 shares of common stock having a fair value of $400,000 ($38.25/share), based upon the quoted closing trading price. The Company settled $375,000 in accounts payable, paid a fee of $25,000, and recorded a loss on settlement of $112,500. The Company also paid cash to settle accounts payable of $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of $27,785.
[2]	(2) Settlement of Notes payable - In connection with the stock issued to settle notes payable, the Company issued 2,313 shares of common stock having a fair value of $1,081,064 ($467.50/share), based upon the quoted closing trading price. The Company settled $678,325 in notes payable and recorded a loss on settlement of $402,739.
[3]	(5) Prepaid Stock Compensation - The agreements commenced during the periods March - December 2010 and terminate during the periods March 2011 through November 2012. Prepaid stock compensation is included as a component of prepaid and other current and long term assets.
[4]	(4) Extension of Debt Maturity - The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.
[5]	(3) Contract Settlement- In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.
[6]	(3) Contract Settlement - In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.
[7]	(4) Extension of Debt Maturity - The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.